Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000101729 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101729 | Asia
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000101729 | Europe
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000101729 | North America
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101729 | South America
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101729 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212612 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000212612 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238629 | Asia
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000238629 | Europe
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000238629 | North America
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000238629 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238630 | Asia
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000238630 | Europe
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000238630 | North America
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000238630 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%